GOODWILL - Change in Balance of Goodwill (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of year	$ 2,331	$ 2,346
Acquisitions through business combinations	6	9
Dispositions	0	(215)
Foreign currency translation	(121)	191
Balance at end of year	$ 2,216	$ 2,331